COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Parenthetical) - CNY (¥) ¥ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Other comprehensive income, tax	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0